FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL EXPENSES
Schedule of financial expenses

	2018	2017	2016
Third parties :
Interest on long-term debt	$179,095	$160,128	$154,781
Amortization of financing costs and long-term debt discount	4,285	4,333	3,904
Interest on net defined benefit liability	4,099	3,444	3,413
Loss(gain) on foreign currency translation on short-term monetary items	2,594	(1,692)	345
Other	(5,359)	(2,746)	66
	184,714	163,467	162,509
Affiliated corporations:
Interest expense	184,972	193,660	202,556
Dividend income	(186,919)	(195,505)	(204,536)
Interest income	(773)	(13,941)	—

	$181,994	$147,681	$160,529